Asset Acquisitions (Tables)	6 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of fair value of the assets acquired and the liabilities assumed

Amounts Recognized as of Acquisition Date
Total Consideration	$14,040,000

Cash	119,135
Other Receivables	831
Fixed Assets (a)	8,387
Intangible assets (b)	14,029,591
Other Payables	(17,582)
Due to related party (c)	(100,362)
Net assets acquired	$14,040,000

(a) Fixed asset consists primarily of drones and computer equipment acquired by the Company. The fair value of fixed assets was estimated to equal the replacement cost.

(b) Intangible assets consist of intellectual property related drone technology and are recorded at estimated fair values based on the allocation of the total consideration transferred on the date of the acquisition to the assets and liabilities acquired on a relative fair value basis. (See Note 10).

(c) Intercompany balance with VisionWave Holdings Inc. eliminated in consolidation.

Schedule of acquisition date fair value of the asset

Amounts Recognized as of Acquisition Date
Total Consideration	$105,700,000

Intellectual Property (QuantumSpeed)	105,700,000

Asset acquired	$105,700,000